Starwood Mortgage Residential Trust 2022-1 ABS-15G

Exhibit 99.13

Client Name:	Starwood
Client Project Name:	STAR 2022-1
Start - End Dates:	04/18/2017 - 09/03/2021
Deal Loan Count:	119

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER3930	Maximum PTI exceeding limits per guidelines	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Title	CRDTIL100	Potential title issue	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Compliance	Federal Consumer Protection	CMPFDCP847	TILA - ARM Loan Program Disclosure after 3 days from application	1
Compliance	State Rate Spread	CMPSRS301	CT Non-Prime, loan exceeds rate spread threshold	1
Total				11

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